Financial Instruments And Risks- Summary of Liquidity Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 115,949,827	¥ 111,479,681
Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	667,794	721,558
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	64,325,559	51,937,587
Customer deposit [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,519,651	3,963,791
Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,138,181	2,833,692
Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	29,432,249	43,789,210
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	273,094	311,234
Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	6,930,860	7,140,026
Financial assets sold under repurchase agreements [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,662,439	782,583
Financing guarantee contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	67,470,208	68,017,023
Repayable on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,868,100	2,753,164
Repayable on demand [member] | Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	667,794	721,558
Repayable on demand [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	71,938
Repayable on demand [member] | Customer deposit [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	427,528	469,093
Repayable on demand [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,772,257	1,489,870
Repayable on demand [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		0
Repayable on demand [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	521	705
Repayable on demand [member] | Financing guarantee contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	67,470,208	68,017,023
Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	106,208,576	90,582,460
Not later than three months [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	62,854,633	49,819,385
Not later than three months [member] | Customer deposit [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,092,123	3,494,698
Not later than three months [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	365,924	1,343,822
Not later than three months [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	25,148,132	34,900,519
Not later than three months [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	154,465	189,663
Not later than three months [member] | Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	6,930,860	51,790
Not later than three months [member] | Financial assets sold under repurchase agreements [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,662,439	782,583
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,578,419	17,572,240
Later than one year and not later than two years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,470,926	2,046,264
Later than one year and not later than two years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	4,018,598	8,343,092
Later than one year and not later than two years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	88,895	94,648
Later than one year and not later than two years [member] | Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	7,088,236
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	292,012	571,579
Later than two years and not later than three years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Later than two years and not later than three years [member] | Customer deposit [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0
Later than two years and not later than three years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	265,519	545,599
Later than two years and not later than three years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	26,493	25,980
Later than two years and not later than three years [member] | Convertible promissory notes payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,720	238
Later than three years and not later than four years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Later than three years and not later than four years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 2,720	¥ 238